Preferred Shares - Series A Cumulative Fixed Redeemable Rate Reset Preferred Shares Conversion (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 17, 2016
Disclosure of classes of share capital [line items]
Number of shares issued upon conversion				1,824,620
Series A
Disclosure of classes of share capital [line items]
Number of shares converted into other classes of shares				1,824,620
Number of shares issued upon conversion	10,200,000	10,200,000
Number of shares outstanding	10,200,000	10,200,000		12,000,000.0
Payment period for cumulative preferential cash dividends	5 years
Annualized fixed dividend rate	2.709%
Series F
Disclosure of classes of share capital [line items]
Shares Required To Cause Conversion of Securities, Trigger	1,000,000
Series B
Disclosure of classes of share capital [line items]
Number of shares issued upon conversion	1,800,000	1,800,000
Number of shares outstanding	1,800,000	1,800,000
Payment period for cumulative preferential cash dividends	5 years
Annualized fixed dividend rate	2.03%
Series E
Disclosure of classes of share capital [line items]
Number of shares converted into other classes of shares			0
Number of shares issued upon conversion	9,000,000.0	9,000,000.0
Number of shares outstanding	9,000,000.0	9,000,000.0
Annualized fixed dividend rate	5.194%
Series D
Disclosure of classes of share capital [line items]
Shares Required To Cause Conversion of Securities, Trigger	1,000,000
Series C
Disclosure of classes of share capital [line items]
Number of shares converted into other classes of shares			0
Number of shares issued upon conversion	11,000,000.0	11,000,000.0
Number of shares outstanding	11,000,000.0	11,000,000.0
Annualized fixed dividend rate	4.027%
Series G
Disclosure of classes of share capital [line items]
Number of shares issued upon conversion	6,600,000	6,600,000
Shares Required To Cause Conversion of Securities, Trigger	1,000,000
Number of shares outstanding	6,600,000	6,600,000
Annualized fixed dividend rate	4.988%